GOODWILL (Details) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 21st School CNY	Dec. 31, 2011 21st School CNY	Dec. 31, 2012 Better Schools CNY	Dec. 31, 2011 Better Schools CNY	Dec. 31, 2012 Better Schools Tutoring CNY	Dec. 31, 2011 Better Schools Tutoring CNY	Dec. 31, 2012 Better Schools K-12 Schools CNY	Dec. 31, 2011 Better Schools K-12 Schools CNY	Dec. 31, 2012 Better Jobs Career Enhancement CNY	Dec. 31, 2011 Better Jobs Career Enhancement CNY
Changes in the carrying amount of goodwill by segment
Balance at the beginning of the period	1,084,151	769,862	$ 108,293			84,406		675,076	621,031	454,900	370,489	220,176	250,542	409,075	148,831
Goodwill acquired during the year	70,580	367,229						70,580	100,266	70,580	100,266				266,963
Goodwill impairment on assets held for use	(478,710)	(25,336)				(34,122)	25,336	(133,466)	(25,336)	(99,343)		(34,123)	(25,336)	(345,244)
Foreign currency translation adjustments	(1,345)	(27,604)						(993)	(20,885)	(754)	(15,855)	(239)	(5,030)	(352)	(6,719)
Balance at the end of the period	674,676	1,084,151	$ 108,293			50,284	84,406	611,197	675,076	425,383	454,900	185,814	220,176	63,479	409,075
Discount rate (as a percent)				16.00%	17.00%
Terminal growth rate (as a percent)	3.00%